Quarterly Report
May 31, 2021
MFS®  Mid Cap Growth Fund
OTC-Q3

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Automotive – 2.1%
Copart, Inc. (a)	2,180,639	$281,324,237
LKQ Corp. (a)	420,386	21,422,871
		$302,747,108
Biotechnology – 1.3%
Adaptive Biotechnologies Corp. (a)	1,435,463	$54,274,856
Alnylam Pharmaceuticals, Inc. (a)	540,852	76,795,576
Exelixis, Inc. (a)	2,208,379	49,798,946
		$180,869,378
Brokerage & Asset Managers – 2.3%
NASDAQ, Inc.	1,246,677	$208,768,530
Tradeweb Markets, Inc.	1,432,418	120,007,980
		$328,776,510
Business Services – 10.7%
Clarivate PLC (a)	8,503,590	$255,447,843
CoStar Group, Inc. (a)	221,328	189,014,112
Equifax, Inc.	809,173	190,188,022
Global Payments, Inc.	537,590	104,136,559
IHS Markit Ltd.	335,725	35,355,200
MSCI, Inc.	697,031	326,301,122
Paysafe Ltd. (a)(l)	2,121,437	23,802,523
Tyler Technologies, Inc. (a)	431,164	173,828,078
Verisk Analytics, Inc., “A”	1,385,207	239,405,326
		$1,537,478,785
Cable TV – 0.4%
Cable One, Inc.	31,101	$56,465,732
Computer Software – 11.6%
Autodesk, Inc. (a)	660,557	$188,826,824
Black Knight, Inc. (a)	2,144,436	157,380,158
Bumble, Inc., “A” (a)	1,110,837	53,009,142
Cadence Design Systems, Inc. (a)	2,589,187	328,800,857
Coupa Software, Inc. (a)	302,217	71,988,089
DocuSign, Inc. (a)	411,984	83,064,214
Dragoneer Growth Opportunities Corp.(a)(zz)	1,848,195	19,184,264
Dragoneer Growth Opportunities Corp. (a)	784,234	7,795,286
Dragoneer Growth Opportunities Corp. (PIPE)(a)(u)(w)(z)	452,972	4,243,814
Dun & Bradstreet Holdings, Inc. (a)	3,894,684	83,618,865
Eventbrite, Inc. (a)	2,681,125	54,426,837
Everbridge, Inc. (a)	706,926	83,063,805
Okta, Inc. (a)	483,854	107,628,484
Paylocity Holding Corp. (a)	705,293	119,779,910
Qualtrics International, “A” (a)	716,068	24,661,382
RingCentral, Inc. (a)	341,489	89,630,618
Synopsys, Inc. (a)	642,170	163,329,518
Topicus.Com, Inc. (a)	199,392	12,736,639
Unity Software, Inc. (a)	144,815	13,679,225
		$1,666,847,931
Computer Software - Systems – 7.0%
Constellation Software, Inc.	106,094	$150,899,597
NICE Systems Ltd., ADR (a)	819,177	182,152,198
ServiceNow, Inc. (a)	285,888	135,476,605

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Square, Inc., “A” (a)	642,192	$142,900,564
SS&C Technologies Holdings, Inc.	1,008,309	74,483,786
TransUnion	2,091,655	223,807,085
Wix.com Ltd. (a)	388,048	100,838,153
		$1,010,557,988
Construction – 5.4%
AZEK Co. LLC (a)	1,701,250	$74,055,413
Builders FirstSource, Inc. (a)	2,033,332	90,564,607
Lennox International, Inc.	354,814	124,160,063
Pool Corp.	532,787	232,588,165
Vulcan Materials Co.	1,348,289	247,168,339
		$768,536,587
Consumer Products – 1.5%
Scotts Miracle-Gro Co.	968,820	$210,592,403
Consumer Services – 2.7%
Bright Horizons Family Solutions, Inc. (a)	2,059,623	$284,701,687
Peloton Interactive, Inc., “A” (a)	976,378	107,704,257
		$392,405,944
Containers – 0.6%
Ball Corp.	1,123,960	$92,344,554
Electrical Equipment – 2.8%
AMETEK, Inc.	2,208,102	$298,314,580
Littlefuse, Inc.	375,670	98,140,031
		$396,454,611
Electronics – 5.8%
ASM International N.V.	322,997	$101,588,055
Entegris, Inc.	2,037,707	233,215,566
MKS Instruments, Inc.	710,867	133,806,495
Monolithic Power Systems, Inc.	935,806	321,093,755
Silicon Laboratories, Inc. (a)	357,441	48,812,143
		$838,516,014
Food & Beverages – 0.4%
Oatly Group AB (a)	2,117,874	$50,214,793
Gaming & Lodging – 2.0%
Caesars Entertainment, Inc. (a)	995,247	$106,939,290
DraftKings, Inc. (a)	612,713	30,605,015
Penn National Gaming, Inc. (a)	1,085,394	88,969,746
Red Rock Resorts, Inc. (a)	309,784	13,862,834
Vail Resorts, Inc. (a)	159,232	52,049,756
		$292,426,641
General Merchandise – 0.7%
Five Below, Inc. (a)	531,450	$97,850,574
Insurance – 1.8%
Arthur J. Gallagher & Co.	1,773,654	$260,035,413

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 3.3%
IAC/InterActiveCorp (a)	847,170	$135,098,200
Match Group, Inc. (a)	1,908,726	273,673,134
Vimeo, Inc. (a)	1,375,380	57,765,960
		$466,537,294
Leisure & Toys – 3.0%
Electronic Arts, Inc.	520,744	$74,429,940
Roblox Corp., “A” (a)	588,456	55,179,519
Take-Two Interactive Software, Inc. (a)	1,613,333	299,370,071
		$428,979,530
Machinery & Tools – 1.7%
IDEX Corp.	989,310	$220,279,765
Roper Technologies, Inc.	58,719	26,424,137
		$246,703,902
Medical & Health Technology & Services – 6.1%
Charles River Laboratories International, Inc. (a)	960,521	$324,646,493
Guardant Health, Inc. (a)	724,015	89,864,742
HealthEquity, Inc. (a)	432,883	35,981,235
ICON PLC (a)	1,012,050	226,456,308
IDEXX Laboratories, Inc. (a)	205,109	114,473,384
PRA Health Sciences, Inc. (a)	215,124	36,768,994
Quest Diagnostics, Inc.	351,009	46,217,355
		$874,408,511
Medical Equipment – 11.7%
Agilent Technologies, Inc.	1,138,428	$157,251,060
Align Technology, Inc. (a)	271,385	160,157,858
Bio-Techne Corp.	593,471	245,596,104
Maravai Lifesciences Holdings, Inc., “A” (a)	2,349,182	88,188,292
Masimo Corp. (a)	741,473	159,861,579
Mettler-Toledo International, Inc. (a)	48,172	62,669,363
PerkinElmer, Inc.	2,457,363	356,489,650
STERIS PLC	1,361,486	259,853,218
West Pharmaceutical Services, Inc.	544,871	189,348,121
		$1,679,415,245
Metals & Mining – 0.8%
Howmet Aerospace, Inc. (a)	3,427,096	$121,593,366
Network & Telecom – 0.9%
CoreSite Realty Corp., REIT	1,029,972	$124,884,105
Other Banks & Diversified Financials – 0.4%
Altimeter Growth Corp. (a)	2,205,689	$27,593,169
Altimeter Growth Corp. 2 (a)	2,036,836	21,020,148
Catalyst Partners Acquisition Corp. (a)	1,403,116	14,199,534
		$62,812,851
Pharmaceuticals – 0.5%
Ascendis Pharma (a)	573,855	$77,114,635
Pollution Control – 0.5%
Waste Connections, Inc.	631,973	$76,746,801

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 1.6%
Warner Music Group Corp.	1,070,980	$38,437,472
Wolters Kluwer N.V.	1,985,565	190,456,099
		$228,893,571
Railroad & Shipping – 0.7%
Kansas City Southern Co.	325,460	$96,882,933
Real Estate – 0.3%
Extra Space Storage, Inc., REIT	249,927	$37,441,564
Restaurants – 2.1%
Chipotle Mexican Grill, Inc., “A” (a)	125,309	$171,921,442
Domino's Pizza, Inc.	299,322	127,771,582
		$299,693,024
Specialty Stores – 5.5%
Burlington Stores, Inc. (a)	698,576	$225,898,521
Chewy, Inc., “A” (a)	1,185,411	87,269,958
Lululemon Athletica, Inc. (a)	439,025	141,862,148
O'Reilly Automotive, Inc. (a)	201,150	107,639,388
Petco Health & Wellness Co., Inc. (a)	620,496	14,054,235
Tractor Supply Co.	450,906	81,929,620
Ulta Beauty, Inc. (a)	392,545	135,569,341
		$794,223,211
Telecommunications - Wireless – 0.7%
SBA Communications Corp., REIT	349,126	$104,081,443
Total Common Stocks		$14,203,532,952
	Strike Price	First Exercise
Warrants – 0.0%
Business Services – 0.0%
Paysafe Ltd. (1 share for 1 warrant, Expiration 12/31/28) (a)	$11.50	3/30/26	707,145	$2,404,293

Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.03% (v)	162,485,068	$162,485,068
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund, 0.03% (j)	9,525,725	$9,525,725

Other Assets, Less Liabilities – (0.1)%		(11,701,646)
Net Assets – 100.0%		$14,366,246,392
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $162,485,068 and $14,215,462,970, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Dragoneer Growth Opportunities Corp. (PIPE)	2/02/21	$4,529,720	$4,243,814
% of Net assets			0.0%
(zz)	Securities subject to a restriction on resale.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$12,777,042,310	$—	$4,243,814	$12,781,286,124
Netherlands	292,044,154	—	—	292,044,154
Israel	282,990,351	—	—	282,990,351
United Kingdom	255,447,843	—	—	255,447,843
Canada	240,383,037	—	—	240,383,037
Ireland	226,456,308	—	—	226,456,308
Denmark	77,114,635	—	—	77,114,635
Sweden	50,214,793	—	—	50,214,793
Mutual Funds	172,010,793	—	—	172,010,793
Total	$14,373,704,224	$—	$4,243,814	$14,377,948,038
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/20	$—
Change in unrealized appreciation or depreciation	(285,906)
Purchases	4,529,720
Balance as of 5/31/21	$4,243,814
The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2021 is $(285,906). At May 31, 2021, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$321,141,622	$1,895,259,506	$2,053,916,060	$2,711	$(2,711)	$162,485,068
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$127,344	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.